TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES - Additional Information (Details)	Jun. 30, 2026	Dec. 31, 2025
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TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	30 days	30 days
Top of range
TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	60 days	60 days